UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/07

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Cheif Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     August 03, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     92

Form13F Information Table Value Total:     523065


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
21st Century Insurance GroupCOMMON              90130N103     1138    52041     X    SOLE                    52041
ABN Amro Holding NV         COMMON              000937102     5352   116542     X    SOLE                   116542
Aeroflex Inc                COMMON              007768104     3343   235890     X    SOLE                   235890
Albemarle Sept 37.5 Put     OPTION              012653951      201     1385     X    SOLE                     1385
Alcan Inc                   COMMON              013716105    50202   617491     X    SOLE                   617491
Alcan July 75 Call          OPTION              013716905       65       90     X    SOLE                       90
Alcan July 80 Call          OPTION              013716905      302      888     X    SOLE                      888
Alcoa Inc                   COMMON              013817101    23893   589523     X    SOLE                   589523
Alcoa Oct 42.5 Call         OPTION              013817901      694     2617     X    SOLE                     2617
Alliance Data Systems Corp  COMMON              018581108     2287    29595     X    SOLE                    29595
Allied Defense Group Inc    COMMON              019118108       49     6825     X    SOLE                     6825
Alltel Corp                 COMMON              020039103     7977   118086     X    SOLE                   118086
Alltel Jan 65 Call          OPTION              020039903       14       27     X    SOLE                       27
AMR Corp Aug 25 Put         OPTION              001765956      281     2338     X    SOLE                     2338
Annaly Cap Management Inc   COMMON              035710409     6949   481912     X    SOLE                   481912
Applebees Intl Inc          COMMON              037899101     6099   253065     X    SOLE                   253065
Aquantive Inc               COMMON              03839G105    17831   279489     X    SOLE                   279489
Archstone-Smith Trust       COMMON              039583109     2528    42762     X    SOLE                    42762
Avaya Inc                   COMMON              053499109     3594   213402     X    SOLE                   213402
BCE Inc.                    COMMON              05534B760    17840   469905     X    SOLE                   469905
Burlington Northern Santa FeCOMMON              12189T104    10741   126156     X    SOLE                   126156
Ceridian Corp               COMMON              156779100     6552   187208     X    SOLE                   187208
Churchill Ventures Ltd      WARRANT             17157P117      232   232355     X    SOLE                   232355
Churchuill Ventures Ltd     COMMON              17157P109     1778   232355     X    SOLE                   232355
CKX Inc                     COMMON              12562M106      543    39315     X    SOLE                    39315
Clear Channel CommunicationsCOMMON              184502102     5483   144984     X    SOLE                   144984
Comcast Corp - Class A      COMMON              20030N101    21536   765846     X    SOLE                   765846
Comcast July 25 Call        OPTION              20030N901       87      263     X    SOLE                      263
Continental Airlines Inc - BCOMMON              210795308      523    15446     X    SOLE                    15446
Courtside Acquisition Corp  WARRANT             22274N110      481   980826     X    SOLE                   980826
Courtside Acquisition Corp  COMMON              22274N102     2396   456422     X    SOLE                   456422
CSX Corp                    COMMON              126408103     2074    46017     X    SOLE                    46017
Delta Air Lines Inc         COMMON              247361702     3005   152534     X    SOLE                   152534
Eagle Hospitality PropertiesCOMMON              26959T102      986    74962     X    SOLE                    74962
EMC Corp                    COMMON              268648102     3191   176295     X    SOLE                   176295
EMC Corp Jan 16 Call        OPTION              26873N908     1093     3526     X    SOLE                     3526
First Data Corp             COMMON              319963104     7418   227050     X    SOLE                   227050
First Data Corp Aug 30 Call OPTION              319963904       15       46     X    SOLE                       46
Freedom Acquisition HoldingsWARRANT             35645F111      611   188109     X    SOLE                   188109
Freedom Acquisition HoldingsCOMMON              35645F103     1813   164642     X    SOLE                   164642
Freeport-McMoRan            COMMON              35671D857     3521    42514     X    SOLE                    42514
Freeport-McMoran Jul 80 CallOPTION              35671D907      337      748     X    SOLE                      748
Freeport-McMoran Jul 85 CallOPTION              35671D907      165      748     X    SOLE                      748
General Finance Corp        COMMON              369822101     1650   209694     X    SOLE                   209694
General Finance Corp        WARRANT             369822119      378   198692     X    SOLE                   198692
Genesis Healthcare Corp     COMMON              37184D101    12956   189356     X    SOLE                   189356
Geokinetics Inc             COMMON              372910307      355    11429     X    SOLE                    11429
Great Lakes Dredge & Dock CoCOMMON              390607109     2547   268146     X    SOLE                   268146
Great Lakes Dredge & Dock CoWARRANT             390607117     3068   689463     X    SOLE                   689463
Grubb & Ellis Realty        WARRANT             400096111      207   397294     X    SOLE                   397294
Grubb & Ellis Realty        COMMON              400096103      882   150186     X    SOLE                   150186
Harman INTL Industries Inc  COMMON              413086109     1910    16353     X    SOLE                    16353
Harrah's Entrmt Aug 70 Call OPTION              413619907     5070     3169     X    SOLE                     3169
Harrah's Entertainment Inc  COMMON              413619107    45094   528902     X    SOLE                   528902
Harrah's Entrmt Jan 80 Call OPTION              413619907     2516     2995     X    SOLE                     2995
Huntsman Corp               COMMON              447011107     4933   202936     X    SOLE                   202936
Ipsco Inc                   COMMON              462622101    20878   131410     X    SOLE                   131410
IShares DJ Broker Oct 54 PutOPTION              464288954      498     1844     X    SOLE                     1844
Leap Wireless Intl Inc      COMMON              521863308     1658    19621     X    SOLE                    19621
Manor Care Inc              COMMON              564055101    23697   362948     X    SOLE                   362948
MBF Healthcare Acquisition  COMMON              552650202     1015   122297     X    SOLE                   122297
MBIA Jan 50 '09 Put         OPTION              55262C950      358      745     X    SOLE                      745
Metropcs Communications Inc COMMON              591708102     3277    99172     X    SOLE                    99172
MGIC Investment Corp        COMMON              552848103     6170   108520     X    SOLE                   108520
Midwest Air Group Inc       COMMON              597911106      527    35062     X    SOLE                    35062
Norfolk Southern Corp       COMMON              655844108     1994    37925     X    SOLE                    37925
Northwest Airlines Corp     COMMON              667280408     2857   128709     X    SOLE                   128709
Osage Bancshares Inc        COMMON              68764U106       26     3051     X    SOLE                     3051
Ram Energy Resources Inc    WARRANT             75130P117      256   307945     X    SOLE                   307945
Resource America Inc        COMMON              761195205     3715   180261     X    SOLE                   180261
Resource Capital Corp       COMMON              76120W302      312    22350     X    SOLE                    22350
Resource Capital Corp       COMMON              76120W302     1574   112563     X    SOLE                   112563
Resource Capital Corp       COMMON              76120W302     1640   117287     X    SOLE                   117287
Rinker Group LTD            COMMON              76687M101    22899  1444672     X    SOLE                  1444672
Rio Narcea Gold Mines Inc   COMMON              766909105     2918   574076     X    SOLE                   574076
Rotech Healthcare Inc       COMMON              778669101       61    20308     X    SOLE                    20308
SLM Corp                    COMMON              78442P106    23834   413925     X    SOLE                   413925
SLM Corp Oct 50 Call        OPTION              78442P906      114      130     X    SOLE                      130
Southern Union Corp         COMMON              844030106     2744    84192     X    SOLE                    84192
Targa Resources Partners LP COMMON              87611X105     4141   123600     X    SOLE                   123600
Texas Industries Inc        COMMON              882491103     5043    64311     X    SOLE                    64311
Transforma Acquisition GroupCOMMON              89366E100     1548   205803     X    SOLE                   205803
Transforma Acquisition GroupWARRANT             89366E100      268   205803     X    SOLE                   205803
Triad Hospitals Inc         COMMON              89579K109     9039   168132     X    SOLE                   168132
TXU Corp                    COMMON              873168108    61298   910811     X    SOLE                   910811
TXU July 60 Call            OPTION              873168908      175      232     X    SOLE                      232
Union Pacific Corp          COMMON              907818108     5289    45933     X    SOLE                    45933
Union Street Acquisition    COMMON              908536105     1033   137366     X    SOLE                   137366
Union Street Acquisition    WARRANT             908536113      115   137366     X    SOLE                   137366
United Financial Bancorp IncCOMMON              91030R103       19     1369     X    SOLE                     1369
Winthrop Realty Trust, Inc  COMMON              976391102      213    30890     X    SOLE                    30890
WR Grace & Co.              COMMON              38388F108     5076   207275     X    SOLE                   207275